Others - Financial instruments, schedule of financial instruments by category (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Financial instruments
Financial assets	$ 166,752	$ 161,646
Financial liabilities	10,314	10,406
Total lease liabilities	711	868
Warrant liabilities | Financial liabilities at fair value through profit or loss
Financial instruments
Financial liabilities	1,520	1,566
Other payables (including related parties) | Financial liabilities at amortized cost
Financial instruments
Financial liabilities	10,289	10,381
Guarantee deposits received | Financial liabilities at amortized cost
Financial instruments
Financial liabilities	25	25
Cash and cash equivalents | Financial assets at amortized cost
Financial instruments
Financial assets	120,796	123,871
Current financial assets at amortized cost | Financial assets at amortized cost
Financial instruments
Financial assets	37,970	30,300
Accounts receivable | Financial assets at amortized cost
Financial instruments
Financial assets	7,102	6,992
Other receivables | Financial assets at amortized cost
Financial instruments
Financial assets	737	343
Guarantee deposits paid | Financial assets at amortized cost
Financial instruments
Financial assets	$ 147	$ 140